Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Stock-Based Compensation
Stock-based compensation cost included in income from continuing operations

($ in millions)
For the year ended December 31:	2022	2021	2020
Cost	$164	$145	$126
SG&A expense	566	555	550
RD&E expense	258	218	197
Pre-tax stock-based compensation cost	987	919	873
Income tax benefits	(249)	(223)	(198)
Net stock-based compensation cost	$738	$695	$675

Summary of Restricted Stock Units activity

	RSUs		PSUs
	Weighted-Average		Weighted-Average
	Grant Price	Number of Units	Grant Price	Number of Units
Balance at January 1, 2020	$123	11,326,628	$126	2,856,450
Awards granted	115	10,651,955	117	1,582,666
Awards released	126	(3,781,240)	137	(630,974)
Awards canceled/forfeited/performance adjusted	121	(1,300,639)	125	(256,642)	*
Balance at December 31, 2020	$117	16,896,704	$120	3,551,500	**
Awards granted	125	9,566,307	129	1,561,120
Awards released	120	(4,582,159)	129	(581,397)
Awards canceled/forfeited/performance adjusted	119	(2,072,800)	124	(453,178)	*
Kyndryl separation - adjustment	—	660,089	—	120,428
Kyndryl separation - cancellation	119	(1,429,661)	119	(469,616)
Balance at December 31, 2021	$116	19,038,480	$118	3,728,857	**
Awards granted	112	11,447,966	110	1,237,019
Awards released	114	(7,013,530)	114	(679,601)
Awards canceled/forfeited/performance adjusted	116	(2,420,002)	116	(720,197)	*
Balance at December 31, 2022	$115	21,052,914	$117	3,566,078	**

*	Includes adjustments of (362,247), (223,397) and (70,089) PSUs for 2022, 2021 and 2020, respectively, because final performance metrics were above or below specified targets.
**

Represents the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance against specified targets over the vesting period.

Summary of Performance Share Units activity

	RSUs		PSUs
	Weighted-Average		Weighted-Average
	Grant Price	Number of Units	Grant Price	Number of Units
Balance at January 1, 2020	$123	11,326,628	$126	2,856,450
Awards granted	115	10,651,955	117	1,582,666
Awards released	126	(3,781,240)	137	(630,974)
Awards canceled/forfeited/performance adjusted	121	(1,300,639)	125	(256,642)	*
Balance at December 31, 2020	$117	16,896,704	$120	3,551,500	**
Awards granted	125	9,566,307	129	1,561,120
Awards released	120	(4,582,159)	129	(581,397)
Awards canceled/forfeited/performance adjusted	119	(2,072,800)	124	(453,178)	*
Kyndryl separation - adjustment	—	660,089	—	120,428
Kyndryl separation - cancellation	119	(1,429,661)	119	(469,616)
Balance at December 31, 2021	$116	19,038,480	$118	3,728,857	**
Awards granted	112	11,447,966	110	1,237,019
Awards released	114	(7,013,530)	114	(679,601)
Awards canceled/forfeited/performance adjusted	116	(2,420,002)	116	(720,197)	*
Balance at December 31, 2022	$115	21,052,914	$117	3,566,078	**

*	Includes adjustments of (362,247), (223,397) and (70,089) PSUs for 2022, 2021 and 2020, respectively, because final performance metrics were above or below specified targets.
**

Represents the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance against specified targets over the vesting period.

Summary of total fair value of RSUs and PSUs granted and vested

($ in millions)
For the year ended December 31:	2022	2021	2020
RSUs
Granted	$1,288	$1,195	$1,220
Vested	801	549	478
PSUs
Granted	$136	$201	$186
Vested	77	75	86

Schedule of weighted-average assumptions used for estimation of fair value of stock options

For the year ended December 31:	2022
Expected term (years)	6.3
Expected volatility	25.5%
Risk-free rate	2.0%
Dividend yield	5.3%

Summary of option activity

	Weighted-Average	Number of Shares
	Exercise Price	Under Option
Balance at January 1, 2022	$135	1,549,732
Options granted	125	5,044,353
Options exercised	—	—
Options forfeited/cancelled/expired	125	(319,560)
Balance at December 31, 2022	$128	6,274,525
Vested and exercisable at December 31, 2022	$135	1,549,732